Restructuring Charges (Notes)	12 Months Ended
Sep. 30, 2012
Restructuring Charges [Abstract]
Restructuring Charges
Restructuring Charges
The restructuring efforts we began in fiscal 2008 to rationalize our store portfolio and the non-retail support organization were completed in fiscal 2010. On a cumulative basis we closed 918 stores on a global basis as part of this effort.
Restructuring charges by type of cost for fiscal 2010 were as follows (in millions):

	By Type of Cost
	Total	Lease Exit and Other Related Costs	Asset Impairments	Employee Termination Costs
Costs incurred and charged to expense in fiscal 2010	$53.0	$53.0	$0.2	$(0.2)
Accrued liability as of October 3, 2010(1)	$89.2	$89.2	$—	$—
Cash payments	(27.1)	(27.1)	—	—
Other	0.5	0.5	—	—
Accrued liability as of October 2, 2011(1)	$62.6	$62.6	$—	$—
Cash payments	(18.7)	(18.7)	—	—
Other	(5.3)	(5.3)	—	—
Accrued liability as of September 30, 2012(1)	$38.6	$38.6	$—	$—

(1)	The remaining liability relates to lease obligations for stores that were previously closed where Starbucks has been unable to terminate the lease or find subtenants for the unused space.
For fiscal 2010, $28.4 million, $24.5 million and $0.1 million of restructuring charges were recorded to the Americas, EMEA, and CAP segments, respectively.